Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments

9.Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loans, a loan due to a related party, interest rate swaps, accounts payable, amounts due to related parties and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loans and loan due to a related party are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed in Note 8, in order to hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: The carrying values of trade accounts receivable, amounts due from related parties, cash and cash equivalents, restricted cash, accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and loan due to a related party approximate the recorded value, due to their variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence long-term bank loans and loan due to a related party are considered Level 2 items in accordance with the fair value hierarchy. The interest rate swaps, discussed in Note 8, are stated at fair value.

The Company’s interest rate swaps qualified for hedge accounting. The Company adjusts its interest rate swap contracts to fair market value at the end of every period and records the resulting unrealized losses during the period in Other Comprehensive Loss in the Statement of Stockholders’ Equity. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statement of stockholders’ equity are shown below:

Derivative Instruments designated as hedging instruments
		December 31,
		2011	2012
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$397,964
Interest rate swaps	Long-Term liabilities – Interest rate swaps	-	253,932
Total derivatives		$-	$651,896

Derivative Instruments designated as hedging instruments
		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2011 Gain/(Loss)	2012 Gain/(Loss)
Interest rate swaps – Fair value	Other comprehensive loss	$-	$(651,896)
Total loss on derivatives		$-	$(651,896)

The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

As of December 31, 2011 and 2012, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheets. The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2011 and 2012